Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Mar. 31, 2022	Sep. 30, 2021
ASSETS
Cash	$ 51,585	$ 110,393
Short-term investments	14,344,092	13,725,204
Total current assets	14,395,677	13,835,597
Non-current assets
Investment in subsidiaries	46,762,605	45,098,756
Total assets	61,158,282	58,934,353
LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares and 21,750,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	29,230,201	27,498,466
Accumulated other comprehensive income	2,580,953	2,088,759
Total shareholders’ equity	61,158,282	58,934,353
Total liabilities and shareholders’ equity	$ 61,158,282	$ 58,934,353